Critical accounting estimates and judgments (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Decrease 1% from management's estimates of tariff [member]
Disclosure of changes in accounting estimates [line items]
Impairment against property, plant and equipment, land use rights and mining rights to be further recognised by the Company and its subsidiaries	¥ 460
Decrease 1% from management's estimates of tariff [member] | PRC power segment [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Company and its subsidiaries	900
Decrease 5% from management's estimates of tariff [member]
Disclosure of changes in accounting estimates [line items]
Impairment against property, plant and equipment, land use rights and mining rights to be further recognised by the Company and its subsidiaries	5,599
Decrease 5% from management's estimates of tariff [member] | PRC power segment [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Company and its subsidiaries	3,915
Increase 1% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against property, plant and equipment, land use rights and mining rights to be further recognised by the Company and its subsidiaries	46
Increase 1% from management's estimates of fuel price [member] | PRC power segment [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Company and its subsidiaries	421
Increase 5% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against property, plant and equipment, land use rights and mining rights to be further recognised by the Company and its subsidiaries	1,598
Increase 5% from management's estimates of fuel price [member] | PRC power segment [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Company and its subsidiaries	¥ 3,185